Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 173,119	$ 174,749
Less: accumulated depreciation	(163,050)	(144,598)
Net carrying value	10,069	30,151
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	114,559	115,637
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	57,525	58,067
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 1,035	$ 1,045